CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY ₽ in Millions, $ in Millions	Priority Share Issued and Outstanding Adjusted Balance shares	Priority Share Issued and Outstanding shares	Ordinary Shares Issued and Outstanding Adjusted Balance RUB (₽) shares	Ordinary Shares Issued and Outstanding RUB (₽) shares	Ordinary Shares Issued and Outstanding USD ($) shares	Treasury shares at cost Adjusted Balance RUB (₽)	Treasury shares at cost RUB (₽)	Treasury shares at cost USD ($)	Additional Paid-In Capital Adjusted Balance RUB (₽)	Additional Paid-In Capital ASU 2020-06 RUB (₽)	Additional Paid-In Capital UBER RUB (₽)	Additional Paid-In Capital Yandex.Taxi Group RUB (₽)	Additional Paid-In Capital RUB (₽)	Additional Paid-In Capital USD ($)	Accumulated Other Comprehensive Income/(Loss) Adjusted Balance RUB (₽)	Accumulated Other Comprehensive Income/(Loss) UBER RUB (₽)	Accumulated Other Comprehensive Income/(Loss) Yandex.Taxi Group RUB (₽)	Accumulated Other Comprehensive Income/(Loss) RUB (₽)	Accumulated Other Comprehensive Income/(Loss) USD ($)	Retained Earnings Adjusted Balance RUB (₽)	Retained Earnings Adjustments from Adoption RUB (₽)	Retained Earnings ASU 2020-06 RUB (₽)	Retained Earnings RUB (₽)	Retained Earnings USD ($)	Non-controlling interests Adjusted Balance RUB (₽)	Non-controlling interests Adjustments from Adoption RUB (₽)	Non-controlling interests Yandex.Market RUB (₽)	Non-controlling interests UBER RUB (₽)	Non-controlling interests Yandex.Taxi Group RUB (₽)	Non-controlling interests RUB (₽)	Non-controlling interests USD ($)	Redeemable Non-controlling interest Adjusted Balance RUB (₽)	Redeemable Non-controlling interest Yandex.Market RUB (₽)	Redeemable Non-controlling interest RUB (₽)	Adjusted Balance RUB (₽)	Adjustments from Adoption RUB (₽)	ASU 2020-06 RUB (₽)	Yandex.Market RUB (₽)	UBER RUB (₽)	Yandex.Taxi Group RUB (₽)	RUB (₽)	USD ($)
Balance at beginning of period at Dec. 31, 2019			₽ 261	₽ 261		₽ (411)	₽ (411)		₽ 68,050				₽ 68,050		₽ 4,848			₽ 4,848		₽ 121,554	₽ (232)		₽ 121,786		₽ 20,245	₽ (16)				₽ 20,261		₽ 14,246			₽ 214,547	₽ (248)					₽ 214,795
Balance (in shares) at Dec. 31, 2019 | shares			329,858,166	329,858,166	329,858,166
Balance (in shares) at Dec. 31, 2019 | shares	1	1
Increase (Decrease) in Shareholders' Equity
Share-based compensation expense													16,013																												16,013
Exercise of share options													1,186																												1,186
Exercise of share options (in shares) | shares				7,057,689	7,057,689
Tax withholding related to exercise of share awards													(178)																												(178)
Repurchases of shares (Note 14)							(10,585)																																		(10,585)
Repurchases of shares (Note 14) (in shares) | shares				(4,228,163)	(4,228,163)
Reissue of shares for options exercised							10,994						(10,994)
Business combination																											₽ 47						₽ 493
Change in equity as a result of a spin-off transaction												₽ (1,561)					₽ 71												₽ (219)											₽ (1,709)
Repurchase of share options													8,816										(2,214)											₽ (9,793)							6,602
Issue of new shares				₽ 17									72,538																												72,555
Issue of new shares (in shares) | shares				21,522,840	21,522,840
Convertible loan													6,792																												6,792
Disposal of investment in Yandex.Money (Notes 3, 4)																		893																							893
Other							(4)						195										(93)							1											99
Net income / (loss)																							24,713							(1,363)											23,350
Foreign currency translation adjustment																		12,111												1,383				51				₽ 47			13,494
Change in redemption value of redeemable noncontrolling interests																							1,829																		1,829
Balance at end of period at Dec. 31, 2020				₽ 278			(6)						160,857					17,923					145,789							20,094											344,935
Balance (in shares) at Dec. 31, 2020 | shares		1
Balance (in shares) at Dec. 31, 2020 | shares				354,210,532	354,210,532
Increase (Decrease) in Shareholders' Equity
Share-based compensation expense													20,926																												20,926
Exercise of share options													(1,150)																												(1,150)
Exercise of share options (in shares) | shares				5,719,175	5,719,175
Tax withholding related to exercise of share awards													(242)																												(242)
Repurchases of shares (Note 14)							(6,960)																																		(6,960)
Repurchases of shares (Note 14) (in shares) | shares				(1,226,355)	(1,226,355)
Reissue of shares for options exercised							4,241						(4,241)
Repurchase of share options													818										15											(1,921)							833
Other				₽ 3			(3)						879					(2)					(24)							(47)											806
Net income / (loss)																							(14,669)							16											(14,653)
Foreign currency translation adjustment																		(2,172)												58											(2,114)
Transaction with Uber (Note 3)											₽ (67,205)					₽ 444												₽ (6,241)											₽ (73,002)
Change in redemption value of redeemable noncontrolling interests																							377																		377
Balance at end of period at Dec. 31, 2021			₽ 281	₽ 281		₽ (2,728)	(2,728)		₽ 104,369	₽ (8,573)			112,942		₽ 16,193			16,193		₽ 133,999		₽ 2,511	131,488		₽ 13,880					13,880		₽ 869			₽ 265,994		₽ (6,062)				272,056
Balance (in shares) at Dec. 31, 2021 | shares	1	1
Balance (in shares) at Dec. 31, 2021 | shares			358,703,352	358,703,352	358,703,352
Increase (Decrease) in Shareholders' Equity
Share-based compensation expense													6,997																												6,997
Restructuring of convertible debt (Note 13)													9,341																												9,341
Exercise of share options (in shares) | shares				237,138	237,138
Tax withholding related to exercise of share awards													(25)																												(25)
Reissue of shares for options exercised							1,335						(1,335)
Repurchase of share options													(5)										(101)											(504)							(106)
Issue of new shares				₽ 1									(1)
Issue of new shares (in shares) | shares				2,541,791	2,541,791
Other													123																	(61)				(31)							62
Net income / (loss)																							39,465							8,150											47,615
Foreign currency translation adjustment																		8,065												(99)											7,966
Change in redemption value of redeemable noncontrolling interests																							334											₽ (334)							334
Balance at end of period at Dec. 31, 2022				₽ 282	$ 4.0		₽ (1,393)	$ (19.8)					₽ 119,464	$ 1,698.4				₽ 24,258	$ 344.9				₽ 173,697	$ 2,469.5						₽ 21,870	$ 310.9										₽ 338,178	$ 4,807.9
Balance (in shares) at Dec. 31, 2022 | shares		1
Balance (in shares) at Dec. 31, 2022 | shares				361,482,281	361,482,281